Submission	Feb. 13, 2025
Submission [Line Items]
Central Index Key	0000353394
Registrant Name	Leidos, Inc.
Registration File Number	333-269820-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES